OneMain Acquisition - Narrative (Details)						2 Months Ended	12 Months Ended
	Feb. 24, 2016 USD ($)	Nov. 15, 2015 USD ($) state branch	Nov. 13, 2015 state branch	Nov. 12, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) state	Dec. 31, 2015 USD ($) state	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Cash consideration							$ 3,902,000,000	$ 0	$ 0
Number of states in which branch operations are conducted | state						43	43
Goodwill						$ 1,440,000,000	$ 1,440,000,000	0
Consumer and Insurance Segment
Business Acquisition [Line Items]
Goodwill						1,440,000,000	$ 1,440,000,000	$ 0
Subsidiaries | Independence Holding, Inc.
Business Acquisition [Line Items]
Capital contributions in subsidiaries				$ 1,100,000,000
Subsidiaries | Independence Holding, Inc. | Springfield Financial Cash Services, Inc
Business Acquisition [Line Items]
Capital contributions in subsidiaries				$ 3,400,000,000
Sale of Branches to Lendmark
Business Acquisition [Line Items]
Consideration, percent of aggregate unpaid loan balance				103.00%
Number of days to close transaction			120 days
Sale of Branches to Lendmark | Number of Branches
Business Acquisition [Line Items]
Percent							6.00%
Sale of Branches to Lendmark | Loans and Leases Receivable, Gross, Consumer, Installment and Revolving
Business Acquisition [Line Items]
Percent							4.00%
Sale of Branches to Lendmark | Personal Loans
Business Acquisition [Line Items]
Consumer loans held for sale						617,000,000	$ 617,000,000			$ 608,000,000
Sale of Branches to Lendmark | Maximum
Business Acquisition [Line Items]
Purchase price threshold which would result in certain limitations on sale				$ 695,000,000
OneMain
Business Acquisition [Line Items]
Cash consideration		$ 4,500,000,000			$ 4,478,000,000
Number of branch offices, over | branch		1,100
Number of states in which branch operations are conducted | state		43
Number of branches divested | branch		127	127
Business Combination, Branches To Be Divested, Number of States | state			11
Acquisition related costs						$ 62,000,000
Goodwill					$ 1,440,000,000
OneMain | Consumer and Insurance Segment
Business Acquisition [Line Items]
Goodwill		$ 1,400,000,000
OneMain | Subsequent Event
Business Acquisition [Line Items]
Goodwill purchase accounting adjustment	$ 23,000,000